Stockholders' Equity (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended
	Nov. 12, 2013	May 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Mar. 21, 2014	Mar. 14, 2014	Jan. 07, 2014	May 22, 2013	May 17, 2013	Mar. 04, 2013	Dec. 31, 2012	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 21, 2014 Lambda Investors LLC [Member]	Nov. 12, 2013 Lambda Investors LLC [Member]	Mar. 31, 2014 Lambda Investors LLC [Member]	Dec. 31, 2013 Lambda Investors LLC [Member]
Stockholder Equity Note [Line Items]
Authorized value of rights offering							$ 2,800,000			$ 3,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						0.28673			0.18776
Class of warrant or right issued, shares								5,000,000
Class of warrant or right issued gross value received					2,100,000			3,000,000
Class of warrant or right issued net value received					581,000			1,400,000
Repayments of senior secured note		1,300,000												1,500,000
Repayments of accrued interest on senior secured note	61,000	46,800												61,000
Reimbursement of legal fee		100,000												75,000
Amortization of debt discount (premium)		204,000		53,000											195,000	142,000	53,000
Debt Instrument, Fee Amount		104,000												120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.30	$ 0.45		$ 0.30			$ 0.60		$ 0.45
Percentage Of Sourcing Fees														8.00%
Stock Issued During Period Shares Shareholder Rights Offering												7,140,823	5,000,000
Right Offering Fee Amount			$ 128,000
Percentage Of Total Shares Offered In Rights Offering			77.00%